Warrant revalued Pricing Model Inputs (Detail)	12 Months Ended
Dec. 31, 2013
Series A Convertible Preferred Stock Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	1.20%
Expected dividend yield	0.00%
Expected volatility	92.20%
Expected term (in years)	6 years 7 months 6 days
Series C Convertible Preferred Stock Warrants [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	1.80%
Expected dividend yield	0.00%
Expected volatility	88.20%
Expected term (in years)	9 years 8 months 12 days